Shareholder remuneration system and earnings per share - Narrative (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended	4 Months Ended
	May 02, 2024	May 02, 2023	Apr. 30, 2023	Jun. 21, 2024
2022 Program, Second
Earnings per share [line items]
Share buyback program, amount			€ 921
2023 Program, Second
Earnings per share [line items]
Share buyback program, amount				€ 1,459
Complementary Dividend
Earnings per share [line items]
Dividends recognised as distributions to owners per share (in euro per share)	€ 9.50	€ 5.95